Major commitments and contingencies (Details 2) - Personal Injury And Other Claims Provision [Member] - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Canada [Member]
C. Contingencies
Management's assessment of loss contingency from personal injury	Employee injuries are governed by the workers’ compensation legislation in each province whereby employees may be awarded either a lump sum or a future stream of payments depending on the nature and severity of the injury. As such, the provision for employee injury claims is discounted. In the provinces where the Company is self-insured, costs related to employee work-related injuries are accounted for based on actuarially developed estimates of the ultimate cost associated with such injuries, including compensation, health care and third-party administration costs. An actuarial study is generally performed at least on a triennial basis. For all other legal actions, the Company maintains, and regularly updates on a case-by-case basis, provisions for such items when the expected loss is both probable and can be reasonably estimated based on currently available information.
Loss Contingency Accrual [Roll Forward]
Balance January 1	CAD 191	CAD 203	CAD 210
Accruals and other, personal injury	24	17	28
Payments	(32)	(29)	(35)
Balance December 31	183	191	203
Current portion, balance December 31	39	27	28
Increase (decrease) to personal injury and other claims provision persuant to the results of external actuarial studies	CAD (11)	(12)	(2)
U.S. [Member]
C. Contingencies
Management's assessment of loss contingency from personal injury	Personal injury claims by the Company’s employees, including claims alleging occupational disease and work-related injuries, are subject to the provisions of the Federal Employers’ Liability Act (FELA). Employees are compensated under FELA for damages assessed based on a finding of fault through the U.S. jury system or through individual settlements. As such, the provision is undiscounted. With limited exceptions where claims are evaluated on a case-by-case basis, the Company follows an actuarial-based approach and accrues the expected cost for personal injury, including asserted and unasserted occupational disease claims, and property damage claims, based on actuarial estimates of their ultimate cost. An actuarial study is performed annually. For employee work-related injuries, including asserted occupational disease claims, and third-party claims, including grade crossing, trespasser and property damage claims, the actuarial valuation considers, among other factors, the Company’s historical patterns of claims filings and payments. For unasserted occupational disease claims, the actuarial valuation includes the projection of the Company’s experience into the future considering the potentially exposed population. The Company adjusts its liability based upon management’s assessment and the results of the study. On an ongoing basis, management reviews and compares the assumptions inherent in the latest actuarial valuation with the current claim experience and, if required, adjustments to the liability are recorded.
Loss Contingency Accrual [Roll Forward]
Balance January 1	CAD 105	95	106
Accruals and other, personal injury	51	22	2
Payments	(34)	(30)	(22)
Foreign exchange, personal injury	(4)	18	9
Balance December 31	118	105	95
Current portion, balance December 31	37	24	20
Increase (decrease) to personal injury and other claims provision persuant to the results of external actuarial studies	CAD 21	CAD (5)	CAD (20)